FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 6,975,901	$ 7,341,910
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 7,499,771	$ 8,449,459